Business Combination (Details) - Schedule of unaudited pro forma financial information presents the combined results - World Energy [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Combination (Details) - Schedule of unaudited pro forma financial information presents the combined results [Line Items]
Revenues	$ 6,502	$ 2,629	$ 12,118	$ 10,033
Net (loss) income	$ (10,042)	$ (14,058)	$ 52,272	$ (20,564)
Net (loss) income per share - basic	$ (0.07)	$ (0.17)	$ 0.38	$ (0.25)
Net loss per share - diluted	$ (0.07)	$ (0.17)	$ (0.16)	$ (0.25)